Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	ClearBridge Growth Fund
Class Name	Class A
Trading Symbol	SHRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Growth Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$115	1.12%
[1]
Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class A shares of ClearBridge Growth Fund returned 5.56%. The Fund compares its performance to the Russell Midcap Growth Index, which returned -1.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
CrowdStrike Holdings, in the information technology (IT) sector, is a leading cybersecurity company focused on next-generation endpoint protection. The stock outperformed driven by strong execution, improving confidence in the durability of cybersecurity spending and increasing investor appreciation for the company’s role in securing artificial intelligence (AI)-driven enterprise workflows.

↑
Madison Square Garden Sports, in communication services, operates as a professional sports company in the U.S. Shares were bolstered by investor enthusiasm around the proposed separation of the New York Knicks and New York Rangers into independently traded companies, enhancing strategic flexibility.

↑
Broadcom, in the IT sector, develops semiconductors and software for a range of applications. The stock continued to perform well as its semiconductor chips are in high demand amid AI investment, and the company has emerged as a competitor to Nvidia on the custom ASIC chip side.

Top detractors from performance:
↓
Quanta Services, in the industrials sector, provides specialty contracting services to the electric power and oil and gas industries. The stock benefited from strong demand for power and infrastructure investment tied in part to the data center buildout. While not owning the stock detracted from relative performance, the Fund maintained significant industrials exposure through other high-conviction beneficiaries of infrastructure and power investment.

↓
Autodesk, in the IT sector, is a developer of software for architectural and related engineering and design projects. The stock came under pressure alongside a broad-based selloff in software stocks due to concerns over the potential impact of disintermediation from AI usage and expansion, as well as its announced acquisition of MaintainX, a frontline operations software vendor.

↓
Datadog, in the IT sector, provides a monitoring service through an analytics platform for developers, IT operations teams, and business users in the cloud. The stock outperformed and was a relative headwind to the Fund due to lack of ownership. The Fund continued to maintain technology exposure elsewhere in areas with higher conviction in the durability of growth and long-term risk/reward, including cybersecurity, data infrastructure and AI-related networking.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class A	5.56	3.14	7.76
Class A (with sales charge)	-0.25	1.92	7.12
Russell 3000 Index	20.10	11.80	14.84
Russell Midcap Growth Index	-1.16	4.27	12.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,108,565,369
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 30,345,223
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$4,108,565,369
Total Number of Portfolio Holdings	54
Total Management Fee Paid	$30,345,223
Portfolio Turnover Rate	21%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Although the addition was not driven by a change in investment strategy, the Prospectus was amended to identify Information Technology Sector Risk as a principal risk based on the Fund’s investment concentration.
Effective May 1, 2026, the Fund’s portfolio managers are Aram E. Green and Amanda Leithe, CFA.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	ClearBridge Growth Fund
Class Name	Class C
Trading Symbol	SAGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Growth Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$191	1.87%
[3]
Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class C shares of ClearBridge Growth Fund returned 4.78%. The Fund compares its performance to the Russell Midcap Growth Index, which returned -1.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
CrowdStrike Holdings, in the information technology (IT) sector, is a leading cybersecurity company focused on next-generation endpoint protection. The stock outperformed driven by strong execution, improving confidence in the durability of cybersecurity spending and increasing investor appreciation for the company’s role in securing artificial intelligence (AI)-driven enterprise workflows.

↑
Madison Square Garden Sports, in communication services, operates as a professional sports company in the U.S. Shares were bolstered by investor enthusiasm around the proposed separation of the New York Knicks and New York Rangers into independently traded companies, enhancing strategic flexibility.

↑
Broadcom, in the IT sector, develops semiconductors and software for a range of applications. The stock continued to perform well as its semiconductor chips are in high demand amid AI investment, and the company has emerged as a competitor to Nvidia on the custom ASIC chip side.

Top detractors from performance:
↓
Quanta Services, in the industrials sector, provides specialty contracting services to the electric power and oil and gas industries. The stock benefited from strong demand for power and infrastructure investment tied in part to the data center buildout. While not owning the stock detracted from relative performance, the Fund maintained significant industrials exposure through other high-conviction beneficiaries of infrastructure and power investment.

↓
Autodesk, in the IT sector, is a developer of software for architectural and related engineering and design projects. The stock came under pressure alongside a broad-based selloff in software stocks due to concerns over the potential impact of disintermediation from AI usage and expansion, as well as its announced acquisition of MaintainX, a frontline operations software vendor.

↓
Datadog, in the IT sector, provides a monitoring service through an analytics platform for developers, IT operations teams, and business users in the cloud. The stock outperformed and was a relative headwind to the Fund due to lack of ownership. The Fund continued to maintain technology exposure elsewhere in areas with higher conviction in the durability of growth and long-term risk/reward, including cybersecurity, data infrastructure and AI-related networking.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class C	4.78	2.40	7.00
Class C (with sales charge)	3.87	2.40	7.00
Russell 3000 Index	20.10	11.80	14.84
Russell Midcap Growth Index	-1.16	4.27	12.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,108,565,369
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 30,345,223
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$4,108,565,369
Total Number of Portfolio Holdings	54
Total Management Fee Paid	$30,345,223
Portfolio Turnover Rate	21%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Although the addition was not driven by a change in investment strategy, the Prospectus was amended to identify Information Technology Sector Risk as a principal risk based on the Fund’s investment concentration.
Effective May 1, 2026, the Fund’s portfolio managers are Aram E. Green and Amanda Leithe, CFA.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class FI
Shareholder Report [Line Items]
Fund Name	ClearBridge Growth Fund
Class Name	Class FI
Trading Symbol	LMPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Growth Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$119	1.16%
[5]
Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class FI shares of ClearBridge Growth Fund returned 5.51%. The Fund compares its performance to the Russell Midcap Growth Index, which returned -1.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
CrowdStrike Holdings, in the information technology (IT) sector, is a leading cybersecurity company focused on next-generation endpoint protection. The stock outperformed driven by strong execution, improving confidence in the durability of cybersecurity spending and increasing investor appreciation for the company’s role in securing artificial intelligence (AI)-driven enterprise workflows.

↑
Madison Square Garden Sports, in communication services, operates as a professional sports company in the U.S. Shares were bolstered by investor enthusiasm around the proposed separation of the New York Knicks and New York Rangers into independently traded companies, enhancing strategic flexibility.

↑
Broadcom, in the IT sector, develops semiconductors and software for a range of applications. The stock continued to perform well as its semiconductor chips are in high demand amid AI investment, and the company has emerged as a competitor to Nvidia on the custom ASIC chip side.

Top detractors from performance:
↓
Quanta Services, in the industrials sector, provides specialty contracting services to the electric power and oil and gas industries. The stock benefited from strong demand for power and infrastructure investment tied in part to the data center buildout. While not owning the stock detracted from relative performance, the Fund maintained significant industrials exposure through other high-conviction beneficiaries of infrastructure and power investment.

↓
Autodesk, in the IT sector, is a developer of software for architectural and related engineering and design projects. The stock came under pressure alongside a broad-based selloff in software stocks due to concerns over the potential impact of disintermediation from AI usage and expansion, as well as its announced acquisition of MaintainX, a frontline operations software vendor.

↓
Datadog, in the IT sector, provides a monitoring service through an analytics platform for developers, IT operations teams, and business users in the cloud. The stock outperformed and was a relative headwind to the Fund due to lack of ownership. The Fund continued to maintain technology exposure elsewhere in areas with higher conviction in the durability of growth and long-term risk/reward, including cybersecurity, data infrastructure and AI-related networking.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class FI	5.51	3.12	7.74
Russell 3000 Index	20.10	11.80	14.84
Russell Midcap Growth Index	-1.16	4.27	12.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,108,565,369
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 30,345,223
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$4,108,565,369
Total Number of Portfolio Holdings	54
Total Management Fee Paid	$30,345,223
Portfolio Turnover Rate	21%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Although the addition was not driven by a change in investment strategy, the Prospectus was amended to identify Information Technology Sector Risk as a principal risk based on the Fund’s investment concentration.
Effective May 1, 2026, the Fund’s portfolio managers are Aram E. Green and Amanda Leithe, CFA.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	ClearBridge Growth Fund
Class Name	Class R
Trading Symbol	LMPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Growth Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$149	1.45%
[7]
Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class R shares of ClearBridge Growth Fund returned 5.21%. The Fund compares its performance to the Russell Midcap Growth Index, which returned -1.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
CrowdStrike Holdings, in the information technology (IT) sector, is a leading cybersecurity company focused on next-generation endpoint protection. The stock outperformed driven by strong execution, improving confidence in the durability of cybersecurity spending and increasing investor appreciation for the company’s role in securing artificial intelligence (AI)-driven enterprise workflows.

↑
Madison Square Garden Sports, in communication services, operates as a professional sports company in the U.S. Shares were bolstered by investor enthusiasm around the proposed separation of the New York Knicks and New York Rangers into independently traded companies, enhancing strategic flexibility.

↑
Broadcom, in the IT sector, develops semiconductors and software for a range of applications. The stock continued to perform well as its semiconductor chips are in high demand amid AI investment, and the company has emerged as a competitor to Nvidia on the custom ASIC chip side.

Top detractors from performance:
↓
Quanta Services, in the industrials sector, provides specialty contracting services to the electric power and oil and gas industries. The stock benefited from strong demand for power and infrastructure investment tied in part to the data center buildout. While not owning the stock detracted from relative performance, the Fund maintained significant industrials exposure through other high-conviction beneficiaries of infrastructure and power investment.

↓
Autodesk, in the IT sector, is a developer of software for architectural and related engineering and design projects. The stock came under pressure alongside a broad-based selloff in software stocks due to concerns over the potential impact of disintermediation from AI usage and expansion, as well as its announced acquisition of MaintainX, a frontline operations software vendor.

↓
Datadog, in the IT sector, provides a monitoring service through an analytics platform for developers, IT operations teams, and business users in the cloud. The stock outperformed and was a relative headwind to the Fund due to lack of ownership. The Fund continued to maintain technology exposure elsewhere in areas with higher conviction in the durability of growth and long-term risk/reward, including cybersecurity, data infrastructure and AI-related networking.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class R	5.21	2.82	7.42
Russell 3000 Index	20.10	11.80	14.84
Russell Midcap Growth Index	-1.16	4.27	12.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,108,565,369
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 30,345,223
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$4,108,565,369
Total Number of Portfolio Holdings	54
Total Management Fee Paid	$30,345,223
Portfolio Turnover Rate	21%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Although the addition was not driven by a change in investment strategy, the Prospectus was amended to identify Information Technology Sector Risk as a principal risk based on the Fund’s investment concentration.
Effective May 1, 2026, the Fund’s portfolio managers are Aram E. Green and Amanda Leithe, CFA.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Growth Fund
Class Name	Class I
Trading Symbol	SAGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Growth Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$85	0.83%
[9]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class I shares of ClearBridge Growth Fund returned 5.85%. The Fund compares its performance to the Russell Midcap Growth Index, which returned -1.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
CrowdStrike Holdings, in the information technology (IT) sector, is a leading cybersecurity company focused on next-generation endpoint protection. The stock outperformed driven by strong execution, improving confidence in the durability of cybersecurity spending and increasing investor appreciation for the company’s role in securing artificial intelligence (AI)-driven enterprise workflows.

↑
Madison Square Garden Sports, in communication services, operates as a professional sports company in the U.S. Shares were bolstered by investor enthusiasm around the proposed separation of the New York Knicks and New York Rangers into independently traded companies, enhancing strategic flexibility.

↑
Broadcom, in the IT sector, develops semiconductors and software for a range of applications. The stock continued to perform well as its semiconductor chips are in high demand amid AI investment, and the company has emerged as a competitor to Nvidia on the custom ASIC chip side.

Top detractors from performance:
↓
Quanta Services, in the industrials sector, provides specialty contracting services to the electric power and oil and gas industries. The stock benefited from strong demand for power and infrastructure investment tied in part to the data center buildout. While not owning the stock detracted from relative performance, the Fund maintained significant industrials exposure through other high-conviction beneficiaries of infrastructure and power investment.

↓
Autodesk, in the IT sector, is a developer of software for architectural and related engineering and design projects. The stock came under pressure alongside a broad-based selloff in software stocks due to concerns over the potential impact of disintermediation from AI usage and expansion, as well as its announced acquisition of MaintainX, a frontline operations software vendor.

↓
Datadog, in the IT sector, provides a monitoring service through an analytics platform for developers, IT operations teams, and business users in the cloud. The stock outperformed and was a relative headwind to the Fund due to lack of ownership. The Fund continued to maintain technology exposure elsewhere in areas with higher conviction in the durability of growth and long-term risk/reward, including cybersecurity, data infrastructure and AI-related networking.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class I	5.85	3.45	8.09
Russell 3000 Index	20.10	11.80	14.84
Russell Midcap Growth Index	-1.16	4.27	12.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,108,565,369
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 30,345,223
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$4,108,565,369
Total Number of Portfolio Holdings	54
Total Management Fee Paid	$30,345,223
Portfolio Turnover Rate	21%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Although the addition was not driven by a change in investment strategy, the Prospectus was amended to identify Information Technology Sector Risk as a principal risk based on the Fund’s investment concentration.
Effective May 1, 2026, the Fund’s portfolio managers are Aram E. Green and Amanda Leithe, CFA.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	ClearBridge Growth Fund
Class Name	Class IS
Trading Symbol	LSIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Growth Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$76	0.74%
[11]
Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class IS shares of ClearBridge Growth Fund returned 5.95%. The Fund compares its performance to the Russell Midcap Growth Index, which returned -1.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
CrowdStrike Holdings, in the information technology (IT) sector, is a leading cybersecurity company focused on next-generation endpoint protection. The stock outperformed driven by strong execution, improving confidence in the durability of cybersecurity spending and increasing investor appreciation for the company’s role in securing artificial intelligence (AI)-driven enterprise workflows.

↑
Madison Square Garden Sports, in communication services, operates as a professional sports company in the U.S. Shares were bolstered by investor enthusiasm around the proposed separation of the New York Knicks and New York Rangers into independently traded companies, enhancing strategic flexibility.

↑
Broadcom, in the IT sector, develops semiconductors and software for a range of applications. The stock continued to perform well as its semiconductor chips are in high demand amid AI investment, and the company has emerged as a competitor to Nvidia on the custom ASIC chip side.

Top detractors from performance:
↓
Quanta Services, in the industrials sector, provides specialty contracting services to the electric power and oil and gas industries. The stock benefited from strong demand for power and infrastructure investment tied in part to the data center buildout. While not owning the stock detracted from relative performance, the Fund maintained significant industrials exposure through other high-conviction beneficiaries of infrastructure and power investment.

↓
Autodesk, in the IT sector, is a developer of software for architectural and related engineering and design projects. The stock came under pressure alongside a broad-based selloff in software stocks due to concerns over the potential impact of disintermediation from AI usage and expansion, as well as its announced acquisition of MaintainX, a frontline operations software vendor.

↓
Datadog, in the IT sector, provides a monitoring service through an analytics platform for developers, IT operations teams, and business users in the cloud. The stock outperformed and was a relative headwind to the Fund due to lack of ownership. The Fund continued to maintain technology exposure elsewhere in areas with higher conviction in the durability of growth and long-term risk/reward, including cybersecurity, data infrastructure and AI-related networking.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class IS	5.95	3.55	8.18
Russell 3000 Index	20.10	11.80	14.84
Russell Midcap Growth Index	-1.16	4.27	12.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,108,565,369
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 30,345,223
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$4,108,565,369
Total Number of Portfolio Holdings	54
Total Management Fee Paid	$30,345,223
Portfolio Turnover Rate	21%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Although the addition was not driven by a change in investment strategy, the Prospectus was amended to identify Information Technology Sector Risk as a principal risk based on the Fund’s investment concentration.
Effective May 1, 2026, the Fund’s portfolio managers are Aram E. Green and Amanda Leithe, CFA.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.